Loans At Amortized Cost_Details Of Loan Types And Customer Types Of Loans To Customers Other Than Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 335,673,245	₩ 315,718,013
Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 338,080,829	₩ 318,327,074
Allowance for impairment
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(2,407,584)	(2,609,061)
Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	289,615,755	276,858,802
Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,558,428	4,970,249
Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,617,862	2,817,174
Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,387,798	844,954
Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	610,001	1,473,397
Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,843	3,057
Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,158,877	3,427,368
Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,348	4,150
Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,642,111	17,346,224
Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,299	7,834
Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,149,458	3,341,700
Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	971,414	823,178
Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	284	6,385
Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,580,193	1,794,582
Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,776,158	4,608,020
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 166,077,800	₩ 158,435,972
Retail | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	49.33%	49.97%
Loans Excluding In Other Than Banks	₩ 166,789,122	₩ 159,078,869
Retail | Allowance for impairment
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(711,322)	(642,897)
Retail | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	159,232,495	152,523,852
Retail | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	433,399	259,015
Retail | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	36	46
Retail | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	117	446
Retail | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,385,617	1,712,597
Retail | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,737,458	4,582,913
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 151,686,743	₩ 140,638,924
Corporate | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	45.15%	44.57%
Loans Excluding In Other Than Banks	₩ 152,643,297	₩ 141,894,147
Corporate | Allowance for impairment
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(956,554)	(1,255,223)
Corporate | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	130,383,260	124,334,950
Corporate | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,125,029	4,711,234
Corporate | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,617,862	2,817,174
Corporate | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,387,798	844,954
Corporate | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	610,001	1,473,397
Corporate | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,843	3,057
Corporate | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,158,877	3,427,368
Corporate | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,312	4,104
Corporate | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,149,458	3,341,700
Corporate | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	971,414	823,178
Corporate | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	167	5,939
Corporate | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	194,576	81,985
Corporate | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	38,700	25,107
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 17,908,702	₩ 16,643,117
Credit card | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.52%	5.46%
Loans Excluding In Other Than Banks	₩ 18,648,410	₩ 17,354,058
Credit card | Allowance for impairment
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(739,708)	(710,941)
Credit card | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,642,111	17,346,224
Credit card | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,299	7,834
Credit card | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 0	₩ 0